Vanguard Emerging Markets Stock Index Fund Average Annual Total Returns - Investor Prospectus [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
FTSE Emerging Markets All Cap China A Inclusion Index (reflects no deduction for fees or expenses)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	24.50%	4.95%	8.12%
Spliced Emerging Markets Index (reflects no deduction for fees or expenses)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	24.50%	4.95%	8.26%
FTSE Global All Cap ex US Index (reflects no deduction for fees or expenses)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	31.95%	8.04%	8.56%
Investor Shares
Prospectus [Line Items]
Average Annual Return, Percent	24.57%	4.47%	7.93%
Investor Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	23.65%	3.55%	7.09%
Investor Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	14.92%	3.17%	6.16%